REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE

The Group’s revenue was as follows:

	Year ended December 31,
	2023	2022	2021

Non-lease components of rental arrangements	$4,194,415	$3,287,013	$2,235,529
Other	108,564	92,998	42,142
Revenue from contracts with customers (IFRS 15)	4,302,979	3,380,011	2,277,671
Rental income	35,133,364	28,603,556	23,318,402
Total revenue	$39,436,343	$31,983,567	$25,596,073

SCHEDULE OF MIMIMUM LEASE PAYMENTS UNDER NON-CANCELLABLE OPERATING LEASES

The following table summarizes the Group’s minimum lease payments under non-cancellable operating leases as of December 31, 2023:

Amount

2024	$38,723,655
2025	35,919,432
2026	32,869,113
2027	29,297,600
2028	21,488,945
Thereafter	69,406,401
Total	$227,705,146